Income Taxes (Schedule of Deferred Taxes Presented in Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of income taxes [Abstract]
As part of non-current assets	$ 6,382	$ 19,016	[1]
As part of current liabilities	(1,285)	(21,117)
As part of non-current liabilities	(97,800)	(95,080)	[1]
Deferred tax asset (liability)	$ (92,703)	(97,181)		$ (86,962)
Non-current deferred taxes		$ 30,000

[1]	The Group reclassified a total of $30 million in non-current deferred taxes from assets to liabilities as at December 31, 2021.